Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Schedule of provisions

This caption is made up as follows:

	Workers’ profit-sharing	Long-term incentive plan	Rehabilitation provision	Total
	S/(000)	S/(000)	S/(000)	S/(000)

At January 1, 2018	20,147	30,322	2,399	52,868
Additions, note 22	15,712	9,495	—	25,207
Unwinding of discounts, note 25	—	767	—	767
Change in estimates, note 23	—	—	(910)	(910)
Payments and advances	(21,518)	(4,584)	—	(26,102)

At December 31, 2018	14,341	36,000	1,489	51,830

Current portion	14,341	32,112	—	46,453
Non-current portion	—	3,888	1,489	5,377

	14,341	36,000	1,489	51,830

At January 1, 2017	17,018	34,368	2,367	53,753
Additions, note 22	21,554	11,401	—	32,955
Unwinding of discounts, note 25	—	477	45	522
Payments and advances	(18,425)	(15,924)	(13)	(34,362)

At December 31, 2017	20,147	30,322	2,399	52,868

Current portion	20,147	4,200	228	24,575
Non-current portion	—	26,122	2,171	28,293

	20,147	30,322	2,399	52,868